UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2004
                                               --------------

Check here if Amendment [X]; Amendment Number:      2
                                              -------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    UNITED SERVICES AUTOMOBILE ASSOCIATION
Address: 9800 FREDERICKSBURG ROAD
         SAN ANTONIO, TEXAS 78288

Form 13F File Number: 28-5810


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  EDWIN MCQUISTON
Title: SENIOR VICE PRESIDENT - ASSISTANT TREASURER
Phone: (210) 498-2296

Signature, Place, and Date of Signing:

/S/ EDWIN MCQUISTON  SAN ANTONIO, TEXAS    MARCH 22, 2005

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                3
                                           --------

Form 13F Information Table Entry Total:           2
                                           --------


Form 13F Information Table Value Total: $   463,725
                                        -----------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.       Form 13F File Number              Name

      1        28-5802                  USAA CAPITAL CORPORATION

      2        28-487                   USAA INVESTMENT MANAGEMENT CO.

      3        28-4443                  USAA INVESTMENT CORPORATION


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                       06/30/2004               FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2  COLUMN 3   COLUMN 4              COLUMN 5         COLUMN 6        COLUMN 7        COLUMN 8
                           TITLE OF               MARKET        SHRS OR     SH/  PUT/  INVESTMENT       OTHER     VOTING AUTHORITY
     NAME OF ISSUER         CLASS     CUSIP      VALUE          PRN AMT     PRN  CALL  DISCRETION
                                                                                                SHARED MANAGERS
                                                                                     SOLE SHARED OTHER          SOLE     SHARED NONE
                                                                                     (A)   (B)    (C)           (A)        (B)  (C)
------------------------------------------------------------------------------------------------------------------------------------
ISHARES S&P 500 INDEX FUND  COMMON   464287200  186,790,574.34  1,630,362.00 SH             X          1,2,3  1,630,362.00  0    0
SPDR TRUST SERIES 1         COMMON   78462F103  276,934,570.77  2,418,009.00 SH             X          1,2,3  2,418,009.00  0    0

                                                463,725,145.11  4,048,371.00

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